Note 6 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares
Stock warrants outstanding	6,617,747
Stock options outstanding	333,648
Stock options authorized for future grants	1,700,000
Total	8,651,395

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	333,648	$12.71	8.6	$58,500
Stock options granted	805,300	2.48
Outstanding at June 30, 2025	1,138,948	$5.48	9.1	$-
Exercisable at June 30, 2025	117,905	$30.67	6.6	$-

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	134,609	$28.41	8.2	$-0-
Granted	200,000	2.23
Exercised	-	-
Forfeited or expired	(961)	30.17
Outstanding at December 31, 2024	333,648	$12.71	8.6	$58,500
Exercisable at December 31, 2024	117,905	$30.67	7.1	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Common Warrants
	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (yrs)	Pre-Funded Warrants -- Number of Shares	Total Warrants
Outstanding at December 31, 2024	6,617,747	$5.13	4.6	-	6,617,747
Warrants issued	3,435,115	1.31		2,085,115	5,520,230
Warrants exercised	-	-		(2,085,115)	(2,085,115)
Outstanding at June 30, 2025	10,052,862	$2.61	4.6	-	10,052,862
Issue Date	Number of Shares	Exercise Price	Expiration
September 2020	159,781	$75.00	September 2025
September 2021	6,668	195.00	September 2026
May 2024	1,605,688	1.31	May 2029
July 2024	2,170,000	1.31	January 2030
August 2024	2,675,610	1.31	March 2030
March 2025	3,435,115	1.31	June 2030
Outstanding at June 30, 2025	10,052,862

	Common Warrants
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Pre-Funded Warrants Number of Shares	Total Warrants
Outstanding at December 31, 2023	1,596,781		$14.58	5.0	-	2,103,813
Issued	6,451,298		3.45		1,686,591	8,137,889
Exercised	(1,416,998	)*	1.68		(2,193,623)	(3,610,621)
Forfeited/Expired	(13,334)		89.92		-	(13,334)
Outstanding at December 31, 2024	6,617,747		$5.13	4.6	-	6,617,747
Issue Date	Number of Shares	Exercise Price	Expiration
September 2020	159,781	$75.00	September 2025
September 2021	6,668	195.00	September 2026
May 2024	1,605,688	1.68	May 2029
July 2024	2,170,000	2.13	January 2030
August 2024	2,675,610	5.00	August 2029
Outstanding at December 31, 2024	6,617,747